EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 1, 2012 (Accession No. 0001193125-12-329114), to the Prospectus dated May 1, 2012, for the Multimanager Multi-Sector Bond Portfolio and the Multimanager Technology Portfolio, each a series of AXA Premier VIP Trust.